Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Cash Flow Data) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities:
Net Income	$ 1,344,000	$ 1,745,000	$ 1,523,000	$ 1,505,000	$ 1,321,000	$ 1,711,000	$ 1,477,000	$ 1,302,000	$ 6,115,927	$ 5,810,740	$ 3,791,162
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Stock Compensation Expense									12,676	12,676	(2,580)
Net Cash Provided By Operating Activities									8,986,675	12,200,781	20,361,942
Investing Activities:
Decrease in Loans Receivable									5,472,435	17,578,222	28,739,400
Net Cash Provided By Investing Activities									18,975,116	24,645,287	17,269,471
Financing Activities:
Repayment of Warrant Issued in Conjunction with Preferred Stock									0	0	(50,000)
Dividends Paid to Shareholders-Preferred Stock									(440,000)	(440,000)	(440,000)
Dividends Paid to Shareholders-Common Stock									(942,552)	(942,080)	(942,082)
Net Cash Used By Financing Activities									(29,772,542)	(34,283,137)	(37,905,592)
Net Increase (Decrease) in Cash									(1,810,751)	2,562,931	(274,179)
Cash and Cash Equivalents at Beginning of Year				10,192,702				7,629,771	10,192,702	7,629,771	7,903,950
Cash And Cash Equivalents At End Of Year	8,381,951				10,192,702				8,381,951	10,192,702	7,629,771
Parent Company [Member]
Operating Activities:
Net Income									6,115,927	5,810,740	3,791,162
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Equity in Earnings of Security Federal Bank									(506,074)	(3,779,212)	(2,558,986)
Stock Compensation Expense									12,676	12,676	(2,580)
(Increase) Decrease In Accounts Receivable And Other Assets									825	(49)	(15,248)
Increase in Accounts Payable									1,758	270	132
Net Cash Provided By Operating Activities									5,625,112	2,044,425	1,214,480
Financing Activities:
Dividends Paid to Shareholders-Preferred Stock									(440,000)	(440,000)	(440,000)
Dividends Paid to Shareholders-Common Stock									(942,552)	(942,080)	(942,082)
Net Cash Used By Financing Activities									(1,382,552)	(1,382,080)	(1,432,082)
Net Increase (Decrease) in Cash									4,242,560	662,345	(217,602)
Cash and Cash Equivalents at Beginning of Year				$ 4,542,778				$ 3,880,433	4,542,778	3,880,433	4,098,035
Cash And Cash Equivalents At End Of Year	$ 8,785,338				$ 4,542,778				$ 8,785,338	$ 4,542,778	$ 3,880,433